Discontinued Operations - Schedule of Discontinued Operations Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 152,656
Accounts receivable, net	1,079,086
Other current assets	189,323
Current assets of discontinued operations	1,421,065	$ 1,196,937
Property and equipment, net	451,649
Goodwill	1,836,050
Intangible assets, net	798,959
Deferred tax assets	47,423
Other assets	620,099
Noncurrent assets of discontinued operations	3,754,180	3,354,150
Borrowings, current	33,756
Accounts payable	140,575
Accrued compensation and benefits	419,715
Other accrued liabilities	371,069
Income taxes payable	20,725
Current liabilities of discontinued operations	985,840	613,390
Long-term borrowings	1,111,362
Other long-term liabilities	601,885
Deferred tax liabilities	153,560
Noncurrent liabilities of discontinued operations	$ 1,866,807	$ 495,226